Significant Accounting Policies - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Class A [Member]
Numerator:
Allocation of net income	$ 551,999	$ 2,325,597
Denominator:
Basic weighted average shares outstanding	23,000,000	11,372,694
Basic net income per ordinary share	$ 0.02	$ 0.2
Class B [Member]
Numerator:
Allocation of net income	$ 138,000	$ 1,083,191
Denominator:
Basic weighted average shares outstanding	5,750,000	5,297,048
Basic net income per ordinary share	$ 0.02	$ 0.2